Consolidated Statements of Comprehensive Income (AUD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue
Revenue from products	215,486	10,170,804	19,368,745
Revenue from services	9,314,198	4,918,868	10,277,698
Total revenue	9,529,684	15,089,672	29,646,443
Operating costs & expenses
Cost of goods sold	313,374	10,455,567	17,987,049
Cost of services	242,453	1,187,244	669,042
Total cost of goods sold & services	555,827	11,642,811	18,656,091
Contribution from products & services	8,973,857	3,446,861	10,990,352
Other operating costs & expenses
Research and development	17,136,051	15,483,902	13,482,459
General and administrative	5,623,748	6,200,786	6,790,524
Total operating costs & expenses	22,759,799	21,684,688	20,272,983
Loss from operations	(13,785,942)	(18,237,827)	(9,282,631)
Other income/(expense)
Interest income	260,904	499,970	437,171
Interest expense	(15,905)	(22,640)	(29,263)
Financing costs	(2,646,092)	(797,126)	0
Patent fees	(2,133,626)	0	0
Other	9,004,534	6,923,816	(256,499)
Total other income	4,469,815	6,604,020	151,409
Loss before income taxes	(9,316,127)	(11,633,807)	(9,131,222)
Income tax benefit/(expense)	0	0	0
Net loss	(9,316,127)	(11,633,807)	(9,131,222)
Earnings per share
Basic and diluted net loss per share	(0.05)	(0.07)	(0.06)
Other comprehensive loss, net of tax:
Unrealized gain on derivative instruments	0	0	0
Reclassification for gains realized in net income	0	0	(83,339)
Other comprehensive (loss)/gain	0	0	(83,339)
Comprehensive loss	(9,316,127)	(11,633,807)	(9,214,561)